MINING EXPLORATION AGREEMENT (Details Narrative) - Key Mining Corp [Member]				12 Months Ended
	Dec. 28, 2023 USD ($)	Aug. 21, 2023 USD ($)	Feb. 09, 2023 USD ($)	Dec. 31, 2023 USD ($)	Aug. 20, 2021 ha
Restructuring Cost and Reserve [Line Items]
Area of land | ha					37,755
Mining exploration payment	$ 200,000	$ 182,500	$ 100,000
Impairment charges				$ 375,000